T. ROWE PRICE Ultra Short-Term Bond Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES
 25.8%
Auto Backed  12.6%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 2,607 2,619
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class A2
5.681%, 5/17/32 (1) 5,917 6,003
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.827%, 5/17/32 (1) 192 195
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 2,428 2,441
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class B
5.117%, 9/15/32 (1) 1,925 1,932
ARI Fleet Lease Trust
Series 2023-B, Class A2
6.05%, 7/15/32 (1) 2,873 2,901
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 4,669 4,705
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.452%, 12/26/31 (1) 2,014 2,020
CarMax Auto Owner Trust
Series 2023-3, Class A2B, FRN
SOFR30A + 0.60%, 4.939%, 11/16/26  503 503
Carvana Auto Receivables Trust
Series 2021-N4, Class B
1.24%, 9/11/28  1,357 1,306
Carvana Auto Receivables Trust
Series 2023-N1, Class A
6.36%, 4/12/27 (1) 783 784
Carvana Auto Receivables Trust
Series 2023-N1, Class C
5.92%, 7/10/29 (1) 11,169 11,319
Carvana Auto Receivables Trust
Series 2023-N3, Class A
6.41%, 9/10/27 (1) 1,157 1,163
Carvana Auto Receivables Trust
Series 2023-P3, Class A2
6.09%, 11/10/26 (1) 627 627

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 2,840 2,863
Carvana Auto Receivables Trust
Series 2024-N2, Class A3
5.71%, 7/10/28 (1) 1,920 1,941
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 2,325 2,362
Carvana Auto Receivables Trust
Series 2024-N3, Class B
4.67%, 12/10/30 (1) 11,000 10,975
Carvana Auto Receivables Trust
Series 2024-P2, Class A2
5.63%, 11/10/27  3,342 3,356
Carvana Auto Receivables Trust
Series 2024-P2, Class A3
5.33%, 7/10/29  3,735 3,787
Drive Auto Receivables Trust
Series 2024-1, Class B
5.31%, 1/16/29  5,440 5,478
Drive Auto Receivables Trust
Series 2024-2, Class A3
4.50%, 9/15/28  1,665 1,666
Drive Auto Receivables Trust
Series 2024-2, Class B
4.52%, 7/16/29  2,650 2,646
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 5,704 5,746
Enterprise Fleet Financing
Series 2023-3, Class A2
6.40%, 3/20/30 (1) 6,946 7,070
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 5,973 6,022
Enterprise Fleet Financing
Series 2024-2, Class A2
5.74%, 12/20/26 (1) 7,806 7,861
Enterprise Fleet Financing
Series 2024-3, Class A2
5.31%, 4/20/27 (1) 2,245 2,258
Exeter Automobile Receivables Trust
Series 2021-1A, Class E
2.21%, 2/15/28 (1) 12,000 11,789

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust
Series 2022-5A, Class B
5.97%, 3/15/27  35 35
Exeter Automobile Receivables Trust
Series 2023-3A, Class B
6.11%, 9/15/27  6,969 6,989
Exeter Automobile Receivables Trust
Series 2023-4A, Class B
6.31%, 10/15/27  2,634 2,646
Exeter Automobile Receivables Trust
Series 2024-2A, Class B
5.61%, 4/17/28  11,200 11,249
Exeter Automobile Receivables Trust
Series 2024-4A, Class B
5.29%, 8/15/30  4,645 4,685
Ford Credit Auto Lease Trust
Series 2023-A, Class B
5.29%, 6/15/26  4,690 4,698
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  3,685 3,738
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class B
5.31%, 5/15/28 (1) 4,495 4,528
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 805 815
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 3,225 3,281
GM Financial Automobile Leasing Trust
Series 2023-2, Class B
5.54%, 5/20/27  3,920 3,944
GM Financial Automobile Leasing Trust
Series 2025-1, Class A4
4.70%, 2/20/29  2,000 2,010
GM Financial Automobile Leasing Trust
Series 2025-1, Class B
4.89%, 2/20/29  3,290 3,309
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 6,037 6,085
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A3
5.02%, 3/15/27 (1) 5,240 5,266

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class B
5.35%, 5/15/28 (1) 3,335 3,371
JPMorgan Chase Bank
Series 2021-3, Class B
0.76%, 2/26/29 (1) 420 418
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 4,300 4,348
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 5,575 5,613
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class B
6.48%, 8/25/28 (1) 1,948 1,962
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 874 878
Octane Receivables Trust
Series 2023-1A, Class B
5.96%, 7/20/29 (1) 3,904 3,951
Octane Receivables Trust
Series 2023-3A, Class A2
6.44%, 3/20/29 (1) 9,617 9,715
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 5,610 5,740
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 576 582
Santander Drive Auto Receivables Trust
Series 2020-4, Class E
2.85%, 4/17/28 (1) 6,732 6,662
Santander Drive Auto Receivables Trust
Series 2021-1, Class E
2.51%, 12/15/28  13,850 13,653
Santander Drive Auto Receivables Trust
Series 2021-3, Class E
2.70%, 10/16/28 (1) 7,625 7,516
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 10,265 10,183
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  4,650 4,651

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust
Series 2023-1, Class B
4.98%, 2/15/28  2,448 2,450
Santander Drive Auto Receivables Trust
Series 2023-3, Class A3
5.61%, 10/15/27  2,104 2,110
Santander Drive Auto Receivables Trust
Series 2023-4, Class A2
6.18%, 2/16/27  173 173
Santander Drive Auto Receivables Trust
Series 2024-1, Class B
5.23%, 12/15/28  14,965 15,079
Santander Drive Auto Receivables Trust
Series 2024-5, Class A2
4.88%, 9/15/27  2,783 2,786
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  2,200 2,218
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 3,105 3,131
SBNA Auto Lease Trust
Series 2024-B, Class A3
5.56%, 11/22/27 (1) 3,210 3,250
SBNA Auto Lease Trust
Series 2024-B, Class A4
5.55%, 12/20/28 (1) 3,155 3,206
SBNA Auto Lease Trust
Series 2024-C, Class A3
4.56%, 2/22/28 (1) 1,455 1,457
SBNA Auto Lease Trust
Series 2024-C, Class A4
4.42%, 3/20/29 (1) 1,045 1,045
SBNA Auto Receivables Trust
Series 2024-A, Class A3
5.32%, 12/15/28 (1) 4,470 4,492
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 3,250 3,265
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class A2B, FRN
SOFR30A + 0.80%, 5.146%, 3/22/27 (1) 372 372
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 2,436 2,473
304,366

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Collateralized Debt Obligation  8.0%
ARES XLV
Series 2017-45A, Class AR, CLO, FRN
3M TSFR + 1.00%, 5.302%, 10/15/30 (1) 8,057 8,057
ARES XLV
Series 2017-45A, Class BR, CLO, FRN
3M TSFR + 1.25%, 5.552%, 10/15/30 (1) 11,400 11,424
Battalion XII
Series 2018-12A, Class ARR, CLO, FRN
3M TSFR + 0.93%, 5.249%, 5/17/31 (1) 9,795 9,795
Battalion XV
Series 2020-15A, Class A1RR, CLO, FRN
3M TSFR + 0.98%, 5.284%, 1/17/33 (1) 12,000 12,000
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.523%, 11/15/30 (1) 6,510 6,520
CIFC Funding
Series 2016-1A, Class AR3, CLO, FRN
3M TSFR + 1.00%, 5.293%, 10/21/31 (1) 11,500 11,521
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 5.523%, 10/20/31 (1) 3,491 3,498
Fortress Credit Bsl VII
Series 2019-1A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 5.38%, 7/23/32 (1) 6,437 6,452
Fortress Credit BSL VIII
Series 2019-2A, Class A1AR, CLO, FRN
3M TSFR + 1.05%, 5.343%, 10/20/32 (1) 13,905 13,931
KKR
Series 49A, Class X, CLO, FRN
3M TSFR + 1.10%, 5.393%, 10/20/37 (1) 2,544 2,547
Madison Park Funding XLII
Series 13A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.44%, 11/21/30 (1) 6,968 6,982
Marble Point XII
Series 2018-1A, Class A, CLO, FRN
3M TSFR + 1.272%, 5.579%, 7/16/31 (1) 9,364 9,382
Marble Point XIV
Series 2018-2A, Class A12R, CLO, FRN
3M TSFR + 1.20%, 5.493%, 1/20/32 (1) 11,803 11,817
Marble Point XV
Series 2019-1A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 5.33%, 7/23/32 (1) 6,628 6,641
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.565%, 11/13/31 (1) 4,989 4,997

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.443%, 10/20/30 (1) 5,386 5,394
Octagon Investment Partners XXI
Series 2014-1A, Class AAR4, CLO, FRN
3M TSFR + 0.81%, 2/14/31 (1) 11,952 11,952
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 5.487%, 7/30/31 (1) 1,700 1,700
OZLM XXI
Series 2017-21A, Class A1R, CLO, FRN
3M TSFR + 1.15%, 5.443%, 1/20/31 (1) 2,432 2,437
Romark II
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.14%, 5.44%, 7/25/31 (1) 8,195 8,215
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.502%, 10/15/31 (1) 8,181 8,195
THL Credit Wind River
Series 2015-1A, Class A1R3, CLO, FRN
3M TSFR + 1.20%, 5.493%, 10/20/30 (1) 3,660 3,666
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 5.502%, 7/15/30 (1) 3,866 3,872
THL Credit Wind River
Series 2019-3A, Class AR2, CLO, FRN
3M TSFR + 1.06%, 5.362%, 4/15/31 (1) 5,303 5,312
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.543%, 7/20/31 (1) 6,376 6,388
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.493%, 1/20/32 (1) 4,143 4,151
Trinitas IX
Series 2018-9A, Class BRRR, CLO, FRN
3M TSFR + 1.70%, 5.993%, 1/20/32 (1) 2,195 2,198
Voya
Series 2018-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.502%, 10/15/31 (1) 2,727 2,732
191,776
Equip Lease Heavy Duty  2.0%
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class A2
5.19%, 7/21/31 (1) 6,046 6,104
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 2,807 2,838

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 1,437 1,449
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 2,958 3,001
Dell Equipment Finance Trust
Series 2023-2, Class A3
5.65%, 1/22/29 (1) 8,985 9,035
Kubota Credit Owner Trust
Series 2024-2A, Class A2
5.45%, 4/15/27 (1) 1,400 1,409
Kubota Credit Owner Trust
Series 2024-2A, Class A3
5.26%, 11/15/28 (1) 2,900 2,953
MMAF Equipment Finance
Series 2020-BA, Class A5
0.85%, 4/14/42 (1) 2,650 2,611
MMAF Equipment Finance
Series 2023-A, Class A2
5.79%, 11/13/26 (1) 3,050 3,064
PEAC Solutions Receivables
Series 2025-1A, Class A2
4.94%, 10/20/28 (1) 3,480 3,492
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 865 870
Post Road Equipment Finance
Series 2025-1A, Class A2
4.90%, 5/15/31 (1) 6,000 6,022
SCF Equipment Trust
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 3,220 3,227
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 670 680
46,755
Home Equity Loans Backed  0.2%
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 5,052 4,338
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A4, CMO, ARM
2.50%, 8/25/50 (1) 1,221 1,040
5,378

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Other Asset-Backed Securities  2.5%
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 2,900 2,914
Hilton Grand Vacations Trust
Series 2018-AA, Class A
3.54%, 2/25/32 (1) 227 226
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33 (1) 278 273
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 2,946 2,931
HPEFS Equipment Trust
Series 2022-2A, Class C
4.43%, 9/20/29 (1) 5,354 5,352
HPEFS Equipment Trust
Series 2022-2A, Class D
4.94%, 3/20/30 (1) 625 626
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 2,415 2,441
HPEFS Equipment Trust
Series 2024-2A, Class A2
5.50%, 10/20/31 (1) 5,600 5,617
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 1,880 1,906
Kubota Credit Owner Trust
Series 2023-2A, Class A3
5.28%, 1/18/28 (1) 2,555 2,583
M&T Equipment Notes
Series 2023-1A, Class A2
6.09%, 7/15/30 (1) 655 656
M&T Equipment Notes
Series 2023-1A, Class A3
5.74%, 7/15/30 (1) 4,135 4,174
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 29 28
MVW
Series 2021-1WA, Class A
1.14%, 1/22/41 (1) 1,509 1,421
Navient Private Education Refi Loan Trust
Series 2021-CA, Class A
1.06%, 10/15/69 (1) 8,533 7,693

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Nelnet Student Loan Trust
Series 2021-DA, Class AFL, FRN
1M TSFR + 0.804%, 5.116%, 4/20/62 (1) 2,764 2,750
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 444 443
Octane Receivables Trust
Series 2022-1A, Class A2
4.18%, 3/20/28 (1) 351 351
Octane Receivables Trust
Series 2023-2A, Class A2
5.88%, 6/20/31 (1) 2,640 2,651
Octane Receivables Trust
Series 2024-3A, Class A2
4.94%, 5/20/30 (1) 5,605 5,622
Santander Bank Auto Credit-Linked Notes
Series 2022-A, Class B
5.281%, 5/15/32 (1) 692 692
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class B
6.493%, 6/15/33 (1) 960 967
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 4,810 4,838
Sierra Timeshare Receivables Funding
Series 2020-2A, Class A
1.33%, 7/20/37 (1) 68 68
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 3,692 3,759
60,982
Student Loans  0.5%
Navient Private Education Loan Trust
Series 2016-AA, Class A2A
3.91%, 12/15/45 (1) 2,523 2,510
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 366 345
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 1,517 1,411
Navient Private Education Refi Loan Trust
Series 2021-GA, Class A
1.58%, 4/15/70 (1) 8,395 7,511

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2019-A, Class A2A
3.44%, 7/15/36 (1) 875 860
12,637
Total Asset-Backed Securities
(Cost $621,798) 621,894
CONVERTIBLE BONDS
 0.2%
TECHNOLOGY
 0.2%
E-Commerce  0.2%
Meituan, Zero Coupon, 4/27/27  4,700 4,675
Total Technology 4,675
Total Convertible Bonds
(Cost $4,481) 4,675
CORPORATE BONDS
 50.0%
Aerospace & Defense  0.6%
Boeing, 2.70%, 2/1/27  7,500 7,214
Boeing, 3.10%, 5/1/26  7,000 6,857
14,071
Automotive  4.8%
Advance Auto Parts, 5.90%, 3/9/26  3,070 3,082
BMW U.S. Capital, 4.60%, 8/13/27 (1) 2,275 2,277
Daimler Truck Finance North America, 5.125%, 9/25/27 (1) 2,800 2,836
Ford Motor Credit, 2.70%, 8/10/26  13,650 13,143
Ford Motor Credit, 5.125%, 11/5/26  6,375 6,355
General Motors Financial, 5.05%, 4/4/28  12,310 12,331
General Motors Financial, 6.05%, 10/10/25  5,500 5,538
Hyundai Capital America, 1.65%, 9/17/26 (1)(2) 6,120 5,849
Hyundai Capital America, 5.45%, 6/24/26 (1) 11,200 11,315
Hyundai Capital America, 5.50%, 3/30/26 (1) 1,610 1,625
LG Energy Solution, 5.375%, 7/2/27  3,550 3,590
Mercedes-Benz Finance North America, 4.80%, 11/13/26 (1) 11,300 11,362
Nissan Motor, 3.522%, 9/17/25 (1) 15,305 15,114
TML Holdings, 4.35%, 6/9/26  9,200 9,091
Volkswagen Group of America Finance, 4.625%, 11/13/25 (1)(2) 4,520 4,515
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1) 1,880 1,876
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 5,925 6,029
115,928
Banking  14.3%
ABN AMRO Bank, 4.75%, 7/28/25 (1) 1,900 1,898

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
ABN AMRO Bank, VR, 6.339%, 9/18/27 (1)(2)(3) 4,000 4,100
Australia & New Zealand Banking Group, 4.40%, 5/19/26 (1) 8,355 8,323
Banco Bilbao Vizcaya Argentaria, VR, 5.862%, 9/14/26 (3) 11,200 11,264
Banco Santander, VR, 5.552%, 3/14/28 (3) 3,800 3,847
Bank of Ireland Group, VR, 6.253%, 9/16/26 (1)(3) 2,000 2,015
Bank of Nova Scotia, 4.50%, 12/16/25  18,124 18,080
Barclays, 4.375%, 1/12/26  800 798
Barclays, 5.20%, 5/12/26  7,805 7,848
Barclays, VR, 5.304%, 8/9/26 (3) 8,300 8,322
Barclays, VR, 5.674%, 3/12/28 (3) 2,035 2,068
BPCE, 4.50%, 3/15/25 (1) 11,881 11,866
BPCE, 4.875%, 4/1/26 (1) 800 801
BPCE, VR, 1.652%, 10/6/26 (1)(3) 1,229 1,207
CaixaBank, VR, 6.684%, 9/13/27 (1)(3) 11,450 11,793
Canadian Imperial Bank of Commerce, VR, 4.862%, 1/13/28 (3) 6,000 6,038
Capital One Financial, 3.75%, 7/28/26  1,950 1,926
Capital One Financial, 4.20%, 10/29/25  6,900 6,857
Capital One Financial, VR, 2.636%, 3/3/26 (3) 7,060 7,059
Citigroup, 4.40%, 6/10/25  17,400 17,353
Citigroup, 5.50%, 9/13/25  3,000 3,008
Cooperatieve Rabobank, 3.75%, 7/21/26  4,320 4,261
Cooperatieve Rabobank, 4.375%, 8/4/25  4,965 4,953
Credit Agricole, VR, 5.23%, 1/9/29 (1)(3) 11,185 11,309
Danske Bank, VR, 5.427%, 3/1/28 (1)(3) 4,425 4,486
Deutsche Bank, 4.50%, 4/1/25  15,940 15,920
Deutsche Bank, VR, 2.129%, 11/24/26 (3) 6,000 5,893
Discover Financial Services, 4.10%, 2/9/27  5,575 5,500
Fifth Third Bank, 3.85%, 3/15/26  16,905 16,740
HDFC Bank, 5.686%, 3/2/26  8,500 8,576
HSBC Holdings, VR, 4.899%, 3/3/29 (3) 7,410 7,400
HSBC Holdings, VR, 5.597%, 5/17/28 (3) 5,600 5,694
ING Groep, VR, 6.083%, 9/11/27 (3) 3,845 3,928
Intesa Sanpaolo, 7.00%, 11/21/25 (1) 3,877 3,936
JPMorgan Chase, VR, 4.979%, 7/22/28 (3) 11,150 11,226
Lloyds Banking Group, 4.582%, 12/10/25  3,100 3,089
Lloyds Banking Group, 4.65%, 3/24/26  1,400 1,398
NatWest Group, 4.80%, 4/5/26  4,577 4,589
NatWest Markets, FRN, SOFR + 1.45%, 5.819%, 3/22/25 (1) 2,483 2,485
PNC Financial Services Group, VR, 5.30%, 1/21/28 (3) 1,745 1,770
PNC Financial Services Group, VR, 5.812%, 6/12/26 (3) 4,980 4,995
PNC Financial Services Group, VR, 6.615%, 10/20/27 (3) 5,000 5,158
Santander Holdings USA, 3.244%, 10/5/26  5,750 5,613
Santander Holdings USA, 3.45%, 6/2/25  5,500 5,479

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Societe Generale, 4.25%, 4/14/25 (1) 500 499
Societe Generale, 4.25%, 8/19/26 (1) 3,240 3,202
Societe Generale, VR, 5.519%, 1/19/28 (1)(3) 4,375 4,417
Standard Chartered, 4.30%, 2/19/27 (1) 3,464 3,429
Standard Chartered, VR, 3.971%, 3/30/26 (1)(3) 800 799
Standard Chartered, VR, 5.688%, 5/14/28 (1)(3) 1,205 1,223
Standard Chartered, VR, 6.187%, 7/6/27 (1)(2)(3) 5,800 5,925
State Street, 4.33%, 10/22/27  7,445 7,429
UBS Group, VR, 6.327%, 12/22/27 (1)(3) 5,700 5,856
UniCredit, VR, 2.569%, 9/22/26 (1)(3) 14,585 14,386
Wells Fargo, VR, 5.707%, 4/22/28 (3) 6,480 6,609
Wells Fargo, Series W, VR, 4.90%, 1/24/28 (3) 9,855 9,897
344,540
Building & Real Estate  0.4%
Emaar Sukuk, 3.635%, 9/15/26  9,561 9,403
9,403
Building Products  0.1%
Owens Corning, 5.50%, 6/15/27  2,360 2,404
2,404
Cable Operators  0.6%
Charter Communications Operating, 4.908%, 7/23/25  11,394 11,383
Cox Communications, 3.35%, 9/15/26 (1) 1,000 979
Discovery Communications, 3.95%, 6/15/25  2,200 2,196
14,558
Chemicals  2.1%
Celanese U.S. Holdings, 1.40%, 8/5/26  4,298 4,071
Celanese U.S. Holdings, 6.415%, 7/15/27  13,930 14,251
EQUATE Petrochemical, 5.00%, 5/18/25  8,850 8,846
International Flavors & Fragrances, 1.23%, 10/1/25 (1) 13,091 12,824
LG Chem, 4.375%, 7/14/25  7,610 7,596
Orbia Advance, 4.00%, 10/4/27 (1) 1,620 1,558
49,146
Consumer Products  0.6%
LG Electronics, 5.625%, 4/24/27 (1) 6,740 6,865
Mattel, 3.375%, 4/1/26 (1) 7,624 7,500
14,365
Drugs  0.6%
BNP Paribas, 4.375%, 9/28/25 (1) 11,650 11,596
BNP Paribas, 4.625%, 3/13/27 (1) 750 746
BNP Paribas, VR, 2.219%, 6/9/26 (1)(3) 1,685 1,672
14,014

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Electric Utilities  0.4%
GS Caltex, 1.625%, 7/27/25  9,450 9,340
9,340
Energy  3.1%
Abu Dhabi National Energy, 4.375%, 6/22/26  8,900 8,877
DCP Midstream Operating, 5.375%, 7/15/25  10,562 10,571
Diamondback Energy, 3.25%, 12/1/26  5,500 5,381
EQT, 3.125%, 5/15/26 (1) 2,000 1,960
Occidental Petroleum, 3.20%, 8/15/26  4,740 4,616
Occidental Petroleum, 3.40%, 4/15/26  4,155 4,082
Occidental Petroleum, 5.50%, 12/1/25 (2) 6,595 6,603
Occidental Petroleum, 8.50%, 7/15/27  2,100 2,236
Ovintiv, 5.375%, 1/1/26  11,000 11,019
SA Global Sukuk, 1.602%, 6/17/26  9,450 9,084
Sabine Pass Liquefaction, 5.875%, 6/30/26  931 941
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27 (1) 7,705 7,719
Western Midstream Operating, 3.95%, 6/1/25  1,622 1,617
74,706
Entertainment & Leisure  0.5%
Royal Caribbean Cruises, 5.50%, 4/1/28 (1) 11,400 11,429
11,429
Financial  3.0%
Aldar Sukuk, 4.75%, 9/29/25  8,830 8,820
Ally Financial, 5.75%, 11/20/25  5,500 5,511
Ally Financial, 5.80%, 5/1/25  4,400 4,403
Bank Mandiri Persero, 5.50%, 4/4/26  9,000 9,058
CNO Financial Group, 5.25%, 5/30/25  8,012 8,012
Hongkong Land Finance Cayman Islands, 4.50%, 10/7/25  4,920 4,910
LPL Holdings, 5.70%, 5/20/27  13,063 13,322
QNB Finance, 1.375%, 1/26/26  9,555 9,279
Western Union, 1.35%, 3/15/26  9,635 9,300
72,615
Food/Tobacco  0.1%
Imperial Brands Finance, 4.25%, 7/21/25 (1) 1,500 1,495
1,495
Health Care  3.0%
Centene, 4.25%, 12/15/27  14,632 14,193
HCA, 5.00%, 3/1/28 (2) 8,555 8,641
HCA, 5.25%, 6/15/26  10,880 10,923
HCA, 5.875%, 2/15/26  523 525
Highmark, 1.45%, 5/10/26 (1) 12,754 12,225
Icon Investments Six, 5.809%, 5/8/27  9,574 9,762
Solventum, 5.45%, 2/25/27  6,005 6,105

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Stryker, 4.55%, 2/10/27  6,400 6,423
Utah Acquisition Sub, 3.95%, 6/15/26  4,000 3,948
72,745
Industrial - Other  0.1%
AGCO, 5.45%, 3/21/27  3,094 3,135
3,135
Information Technology  0.8%
Intel, 2.60%, 5/19/26  4,011 3,918
Intel, 3.15%, 5/11/27 (2) 3,000 2,901
Intel, 3.75%, 8/5/27  6,000 5,870
Intel, 4.875%, 2/10/26  4,550 4,558
Marvell Technology, 1.65%, 4/15/26  737 713
17,960
Insurance  3.8%
Arthur J Gallagher, 4.60%, 12/15/27  12,000 11,999
Athene Global Funding, 4.95%, 1/7/27 (1) 5,750 5,773
Athene Global Funding, 5.684%, 2/23/26 (1) 4,995 5,051
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1)(2) 1,000 962
CNA Financial, 4.50%, 3/1/26  11,800 11,773
CNO Global Funding, 1.75%, 10/7/26 (1) 4,895 4,671
Corebridge Financial, 3.50%, 4/4/25  10,330 10,317
Corebridge Financial, 3.65%, 4/5/27  3,388 3,320
Corebridge Global Funding, 4.65%, 8/20/27 (1) 1,520 1,523
Jackson National Life Global Funding, 4.90%, 1/13/27 (1) 6,215 6,237
Jackson National Life Global Funding, 5.55%, 7/2/27 (1) 7,590 7,720
RGA Global Funding, 2.00%, 11/30/26 (1) 5,600 5,360
Voya Financial, 3.65%, 6/15/26  17,754 17,526
92,232
Manufacturing  2.2%
FMC, 3.20%, 10/1/26  20,803 20,233
Fortive, 3.15%, 6/15/26  1,340 1,311
POSCO, 5.625%, 1/17/26  5,500 5,548
Regal Rexnord, 6.05%, 2/15/26  3,984 4,014
Regal Rexnord, 6.05%, 4/15/28  4,400 4,497
VF, 2.40%, 4/23/25  17,729 17,692
53,295
Metals & Mining  0.7%
ArcelorMittal, 4.55%, 3/11/26  2,800 2,794
Freeport Indonesia, 4.763%, 4/14/27  7,100 7,090
Freeport-McMoRan, 4.375%, 8/1/28  4,600 4,529
Freeport-McMoRan, 5.00%, 9/1/27  883 883
Freeport-McMoRan, 5.25%, 9/1/29  2,274 2,287
17,583

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Other Telecommunications  0.4%
Axiata, 4.357%, 3/24/26  8,820 8,774
8,774
Pharmaceuticals  0.6%
Bayer U.S. Finance II, 4.25%, 12/15/25 (1) 15,160 15,088
15,088
Real Estate Investment Trust Securities  1.6%
Brixmor Operating Partnership, 4.125%, 6/15/26  6,400 6,353
CubeSmart, 4.00%, 11/15/25  4,075 4,054
Essex Portfolio, 3.375%, 4/15/26 (2) 1,899 1,874
GAIF Bond Issuer, 3.40%, 9/30/26 (1) 11,694 11,454
Healthcare Realty Holdings, 3.50%, 8/1/26  6,253 6,149
Kilroy Realty, 4.375%, 10/1/25  9,169 9,127
39,011
Retail  1.3%
CVS Health, 1.30%, 8/21/27  4,600 4,234
CVS Health, 2.875%, 6/1/26  8,120 7,948
CVS Health, 4.30%, 3/25/28  11,950 11,742
Dollar General, 4.15%, 11/1/25  1,175 1,168
Ross Stores, 0.875%, 4/15/26  6,500 6,242
31,334
Supermarkets  0.3%
Cencosud, 4.375%, 7/17/27 (1) 6,010 5,915
5,915
Transportation  0.4%
GATX, 5.40%, 3/15/27  3,230 3,272
Penske Truck Leasing, 1.70%, 6/15/26 (1) 4,239 4,082
Penske Truck Leasing, 3.95%, 3/10/25 (1) 2,900 2,900
10,254
Utilities  1.6%
Appalachian Power, 3.40%, 6/1/25  2,500 2,489
DTE Energy, 4.95%, 7/1/27  2,370 2,386
Edison International, 4.95%, 4/15/25  5,750 5,739
Enel Finance International, 2.125%, 7/12/28 (1) 12,500 11,436
Pacific Gas & Electric, 4.95%, 6/8/25  9,900 9,887
Southern California Edison, 4.90%, 6/1/26  3,000 2,996
Southwestern Electric Power, Series K, 2.75%, 10/1/26  3,700 3,591
38,524
Wireless Communications  2.0%
American Tower, 1.60%, 4/15/26  12,295 11,890
Crown Castle, 1.05%, 7/15/26  6,130 5,824
Crown Castle, 3.80%, 2/15/28  4,850 4,718
Crown Castle Towers, 3.663%, 5/15/25 (1) 1,500 1,496

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Rogers Communications, 3.20%, 3/15/27  861 838
Rogers Communications, 3.625%, 12/15/25  7,342 7,278
SBA Tower Trust, 1.631%, 11/15/26 (1) 2,850 2,685
SBA Tower Trust, 1.884%, 1/15/26 (1) 1,940 1,890
Sprint, 7.625%, 3/1/26  5,741 5,849
T-Mobile USA, 4.75%, 2/1/28 (2) 6,475 6,491
48,959
Total Corporate Bonds
(Cost $1,195,800) 1,202,823
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
 1.7%
Foreign Government & Municipalities (Excluding
Canadian)  1.2%
Japan Treasury Discount Bill, Series 1284, 0.305%, 5/7/25 (JPY)  3,614,800 23,999
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 5,290 5,352
29,351
Metals & Mining  0.3%
Republic of Chile, 3.625%, 8/1/27  6,312 6,150
6,150
Petroleum  0.2%
Pertamina Persero, 1.40%, 2/9/26  5,720 5,546
5,546
Total Foreign Government Obligations & Municipalities
(Cost $40,309) 41,047
MUNICIPAL SECURITIES
 0.0%
Illinois  0.0%
Chicago Transit Auth. Capital Grant Receipts Revenue, 5.00%,
6/1/25  100 101
Total Municipal Securities
(Cost $101) 101
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 8.7%
Commercial Mortgage-Backed Securities  1.7%
BX Trust
Series 2021-RISE, Class A, ARM
1M TSFR + 0.862%, 5.174%, 11/15/36 (1) 3,018 3,001

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class B, ARM
1M TSFR + 1.547%, 5.859%, 12/15/37 (1) 9,750 9,750
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class C, ARM
1M TSFR + 1.747%, 6.059%, 12/15/37 (1) 1,727 1,727
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM
1M TSFR + 1.734%, 6.046%, 10/15/33 (1) 9,870 9,836
ONE Mortgage Trust
Series 2021-PARK, Class A, ARM
1M TSFR + 0.814%, 5.126%, 3/15/36 (1) 7,110 7,026
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, ARM
1M TSFR + 1.392%, 5.704%, 5/15/39 (1) 6,665 6,667
TX Trust
Series 2024-HOU, Class A, ARM
1M TSFR + 1.591%, 5.903%, 6/15/39 (1) 2,440 2,441
40,448
Whole Loans Backed  7.0%
Angel Oak Mortgage Trust
Series 2019-5, Class A1, CMO, ARM
2.593%, 10/25/49 (1) 509 500
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 3,971 3,420
Angel Oak Mortgage Trust
Series 2024-10, Class A1, CMO, STEP
5.348%, 10/25/69 (1) 10,520 10,520
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56 (1) 8,170 7,307
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 541 524
Connecticut Avenue Securities Trust
Series 2023-R05, Class 1M1, CMO, ARM
SOFR30A + 1.90%, 6.253%, 6/25/43 (1) 3,636 3,670
Connecticut Avenue Securities Trust
Series 2024-R02, Class 1M1, CMO, ARM
SOFR30A + 1.10%, 5.452%, 2/25/44 (1) 2,521 2,524
Connecticut Avenue Securities Trust
Series 2024-R05, Class 2M1, CMO, ARM
SOFR30A + 1.00%, 5.352%, 7/25/44 (1) 1,127 1,127
Cross Mortgage Trust
Series 2024-H4, Class A1, CMO, STEP
6.147%, 7/25/69 (1) 2,847 2,878

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Cross Mortgage Trust
Series 2024-H5, Class A1, CMO, STEP
5.854%, 8/26/69 (1) 5,144 5,181
Deephaven Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.715%, 5/25/65 (1) 3,184 3,019
EFMT
Series 2024-INV2, Class A1, CMO, ARM
5.035%, 10/25/69 (1) 3,685 3,660
EFMT
Series 2024-NQM1, Class A1B, CMO, STEP
5.81%, 11/25/69 (1) 6,143 6,174
Finance of America HECM Buyout
Series 2024-HB1, Class A1A, ARM
4.00%, 10/1/34 (1) 8,835 8,790
Galton Funding Mortgage Trust
Series 2019-2, Class A21, CMO, ARM
4.00%, 6/25/59 (1) 230 215
Galton Funding Mortgage Trust
Series 2020-H1, Class A2, CMO, ARM
2.413%, 1/25/60 (1) 2,507 2,373
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, CMO, ARM
1.382%, 9/27/60 (1) 670 630
HOMES Trust
Series 2024-AFC1, Class A1, CMO, STEP
5.224%, 8/25/59 (1) 10,986 10,944
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56 (1) 6,989 5,817
MFA Trust
Series 2020-NQM3, Class A2, CMO, ARM
1.324%, 1/26/65 (1) 713 670
MFA Trust
Series 2023-NQM3, Class A1, CMO, STEP
6.617%, 7/25/68 (1) 1,829 1,846
MFA Trust
Series 2023-NQM4, Class A1, CMO, STEP
6.105%, 12/25/68 (1) 6,628 6,664
NLT Trust
Series 2021-INV2, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 13,769 11,602
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 5.334%, 10/25/59 (1) 78 78

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1) 608 544
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60 (1) 3,043 2,642
OBX Trust
Series 2020-INV1, Class A11, CMO, ARM
1M TSFR + 1.014%, 5.325%, 12/25/49 (1) 433 411
Sequoia Mortgage Trust
Series 2018-CH1, Class A1, CMO, ARM
4.00%, 3/25/48 (1) 138 129
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 7 7
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55 (1) 1,920 1,818
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 1,548 1,438
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1A, CMO, ARM
SOFR30A + 1.30%, 5.652%, 2/25/42 (1) 1,796 1,800
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 7.302%, 6/25/42 (1) 4,238 4,346
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 6.202%, 11/25/43 (1) 2,182 2,210
Structured Agency Credit Risk Debt Notes
Series 2024-DNA2, Class A1, CMO, ARM
SOFR30A + 1.25%, 5.602%, 5/25/44 (1) 3,795 3,812
Structured Agency Credit Risk Debt Notes
Series 2024-DNA3, Class A1, CMO, ARM
SOFR30A + 1.05%, 5.402%, 10/25/44 (1) 4,656 4,661
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM
SOFR30A + 1.25%, 5.602%, 3/25/44 (1) 7,191 7,227
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM
SOFR30A + 0.95%, 5.302%, 1/25/45 (1) 1,290 1,291
Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57 (1) 2 2

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1) 88 86
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
3.692%, 11/25/59 (1) 418 412
Verus Securitization Trust
Series 2020-4, Class A1, CMO, STEP
2.502%, 5/25/65 (1) 548 533
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 4,027 3,570
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 3,372 2,976
Verus Securitization Trust
Series 2021-R1, Class A1, CMO, ARM
0.82%, 10/25/63 (1) 1,102 1,042
Verus Securitization Trust
Series 2021-R3, Class A1, CMO, ARM
1.02%, 4/25/64 (1) 5,608 5,258
Verus Securitization Trust
Series 2023-3, Class A1, CMO, STEP
5.93%, 3/25/68 (1) 6,333 6,356
Verus Securitization Trust
Series 2023-8, Class A1, CMO, STEP
6.259%, 12/25/68 (1) 1,789 1,806
Verus Securitization Trust
Series 2023-INV3, Class A1, CMO, ARM
6.876%, 11/25/68 (1) 3,489 3,545
Verus Securitization Trust
Series 2024-1, Class A1, CMO, STEP
5.712%, 1/25/69 (1) 7,708 7,735
Verus Securitization Trust
Series 2024-INV1, Class A1, CMO, STEP
6.116%, 3/25/69 (1) 2,288 2,313
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65 (1) 1,604 1,532
169,635
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $216,944) 210,083

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 1.9%
U.S. Government Agency Obligations  1.9%
Federal Home Loan Mortgage, CMO, ARM, SOFR30A + 0.464%,
4.803%, 2/15/45  146 143
Federal Home Loan Mortgage, UMBS
6.50%, 1/1/54 - 1/1/55  26,828 27,776
Federal National Mortgage Assn., CMO, ARM, SOFR30A +
0.514%, 4.866%, 1/25/45  115 113
Federal National Mortgage Assn., UMBS
6.00%, 10/1/54  11,057 11,245
6.50%, 9/1/54  5,228 5,419
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $44,474) 44,696
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
 1.2%
U.S. Treasury Obligations  1.2%
U.S. Treasury Notes, 4.125%, 10/31/26 (4) 11,800 11,818
U.S. Treasury Notes, 4.25%, 12/31/26  8,285 8,320
U.S. Treasury Notes, 4.375%, 7/31/26  5,575 5,599
U.S. Treasury Notes, 4.875%, 11/30/25  3,330 3,346
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $29,007) 29,083
SHORT-TERM INVESTMENTS
 11.1%
Certificates of Deposits  0.3%
Banking  0.3%
Intesa Sanpaolo, 6.10%, 4/15/25  7,675 7,687
Total Certificates of Deposits 7,687
Commercial Paper  9.3%
4(2)  9.3%(5)
Arrow Electronics, 4.753%, 3/12/25  18,300 18,271
Bacardi-Martini, 4.717%, 3/20/25  15,000 14,960
Bacardi-Martini, 4.798%, 3/27/25  5,000 4,982
Brunswick, 4.905%, 3/4/25  21,600 21,589
Canadian Natural Resources, 4.821%, 3/25/25  4,350 4,336
Conagra Foods, 4.652%, 3/3/25  1,900 1,899

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Conagra Foods, 4.76%, 3/6/25  8,470 8,463
Conagra Foods, 4.763%, 3/5/25  5,000 4,997
Conagra Foods, 4.87%, 3/28/25  9,400 9,365
Constellation Brands, 4.71%, 3/7/25  16,640 16,625
Constellation Brands, 4.722%, 3/11/25  5,809 5,800
Crown Castle, 4.873%, 3/27/25  13,900 13,850
Energy Transfer Partners, 4.522%, 3/3/25  2,500 2,499
FMC, 5.072%, 3/28/25  4,000 3,984
Harley-Davidson Financial Services, 4.893%, 4/3/25  12,200 12,146
Harley-Davidson Financial Services, 4.92%, 4/22/25  2,000 1,986
Harley-Davidson Financial Services, 4.922%, 4/1/25  6,200 6,174
International Flavors & Fragrances, 4.754%, 3/4/25  6,000 5,997
International Flavors & Fragrances, 4.754%, 3/6/25  4,100 4,097
Ovintiv, 4.922%, 3/19/25  10,800 10,772
Targa Resources, 4.722%, 4/1/25  16,000 15,931
Western Union, 4.552%, 3/3/25  5,900 5,898
Whirlpool, 4.902%, 3/3/25  18,000 17,993
Whirlpool, 4.955%, 3/4/25  12,500 12,493
Total Commercial Paper 225,107
Money Market Funds  0.0%
T. Rowe Price Government Reserve Fund, 4.41% (6)(7) 1 1
Total Money Market Funds 1
U.S. Treasury Obligations  1.5%
U.S. Treasury Bills, 4.263%, 3/18/25  11,870 11,849
U.S. Treasury Bills, 4.268%, 3/4/25  11,710 11,709
U.S. Treasury Bills, 4.278%, 4/3/25  12,050 12,006
35,564
Total Short-Term Investments
(Cost $268,366) 268,359

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL
 0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 4.41% (6)(7) 14,523 14,523
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 14,523
Total Securities Lending Collateral
(Cost $14,523) 14,523
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased
0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 2-Year Notes Futures, Put, 3/21/25 @
$102.38 (8) 2,000 413,938 —
Total Options Purchased (Cost $253) —
Total Investments in Securities 101.2%
(Cost $2,436,056) $ 2,437,284
Other Assets Less Liabilities (1.2)% (28,937)
Net Assets 100.0% $ 2,408,347
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,071,728 and represents 44.5% of net assets.
(2) All or a portion of this security is on loan at February 28, 2025.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) At February 28, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Ultra Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
(5) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $225,107 and represents 9.3% of net assets.
(6) Seven-day yield
(7) Affiliated Companies
(8) Non-income producing
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
JPY Japanese Yen
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 5/7/25 USD 23,542 JPY 3,614,800 $ (663)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (663)

T. ROWE PRICE Ultra Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 55 U.S. Treasury Long Bond contracts 6/25 (6,495) $ (52)
Short, 671 U.S. Treasury Notes five year contracts 6/25 (72,426) (572)
Short, 81 U.S. Treasury Notes ten year contracts 6/25 (8,998) (97)
Short, 1,025 U.S. Treasury Notes two year
contracts 6/25 (212,143) (674)
Short, 13 Ultra U.S. Treasury Bonds contracts 6/25 (1,614) (13)
Short, 109 Ultra U.S. Treasury Notes ten year
contracts 6/25 (12,453) (67)
Long, 182 Three Month SOFR Futures contracts 3/26 43,823 34
Net payments (receipts) of variation margin to date 794
Variation margin receivable (payable) on open futures contracts $ (647)

T. ROWE PRICE Ultra Short-Term Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.41% $ — $ — $ 24++
Totals $ —# $ — $ 24+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
2/28/25
T. Rowe Price Government
Reserve Fund, 4.41% $ 784  ¤  ¤ $ 14,524
Total $ 14,524^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $24 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $14,524.

T. ROWE PRICE Ultra Short-Term Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Ultra Short-Term Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Ultra Short-Term Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are

T. ROWE PRICE Ultra Short-Term Bond Fund

not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Ultra Short-Term Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 2,154,402 $ — $ 2,154,402
Short-Term Investments 1 268,358 — 268,359
Securities Lending Collateral 14,523 — — 14,523
Options Purchased — — — —
Total Securities 14,524 2,422,760 — 2,437,284
Futures Contracts* 34 — — 34
Total $ 14,558 $ 2,422,760 $ — $ 2,437,318
Liabilities
Forward Currency Exchange
Contracts $ — $ 663 $ — $ 663
Futures Contracts* 1,475 — — 1,475
Total $ 1,475 $ 663 $ — $ 2,138
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Foreign
Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government
Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities
and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Ultra Short-Term Bond Fund

which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F188-054Q3 02/25